October 2, 2008

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Equity Trust (the "Trust")

Evergreen Market Index Fund

Evergreen Market Index Growth Fund

Evergreen Market Index Value Fund (the "Funds")

Post-Effective Amendment No. 119 to Registration Statement

No. 333-37453/811-08413

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 119 to Registration Statement No. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 26, 2008.

If you have any questions or would like further information, please call Derrick Belka at (617) 210-3626.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Assistant Secretary